CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 314,597	$ 492,833	$ 572,620
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	32,107	25,772	19,847
Stock-based compensation	67,105	61,289	41,011
Amortization of operating lease assets	3,974	3,793
Provision of allowance for credit losses	53,124	38,561	6,226
Deferred income taxes	(15,727)	16,839	4,438
(Income) Loss from equity method investments	(10,434)	13,198	(57)
Dividend received from equity method investments	320	932	657
(Gain) Loss on sale of investments	(2,153)	(612)	287
Fair value changes through earnings on investment	(35,115)	(207,438)	(40,074)
Investment related impairment	211,985	249,935	24,074
Goodwill and acquired intangibles impairment			10,554
Gain on disposal of property and equipment	(74)	(120)	(120)
Amortization of convertible debt and unsecured senior notes issuance cost	5,944	4,803	4,140
Changes in assets and liabilities, net of acquisition:
Prepaid expenses and other current assets	(30,461)	(20,128)	(49,381)
Other non-current assets	(191)	(101)	(1,044)
Accounts payable	15,167	5,161	64,277
Accrued and other liabilities	62,404	117,606	55,560
Deferred revenues	19,928	11,254	24,375
Operating lease liabilities	(4,315)	(3,502)
Income taxes payable	(6,210)	11,463	20,968
Net cash provided by operating activities	741,646	631,653	488,007
Cash flows from investing activities:
Purchases of short-term investments	(3,170,291)	(1,230,596)	(1,792,481)
Maturities of short-term investments	2,600,010	869,792	1,989,055
Cash paid (including prepayment) on long-term investments	(392,547)	(688,920)	(419,126)
Proceeds from disposal of/refund of prepayment on long-term investments	289,631	60,307	85,134
Proceeds from disposal of property and equipment	92	122	136
Purchases of property and equipment	(34,828)	(21,746)	(28,350)
Cash paid for acquisitions, net of cash acquired	(214,302)		(40,000)
Net cash used in investing activities	(1,214,315)	(1,201,358)	(254,032)
Cash flows from financing activities:
Proceeds from employee options exercised	122	275	781
Proceeds from unsecured senior notes, net of issuance costs	740,324	793,325
Payments to non-controlling shareholders		(1,731)	(196)
Proceeds from sale of a subsidiary's equity interest to a non-controlling shareholder	1,517
Net cash provided by (used in) financing activities	741,963	791,869	(1,415)
Effect of exchange rate changes on cash and cash equivalents	92,565	(3,775)	1,083
Net increase in cash and cash equivalents	361,859	218,389	233,643
Cash and cash equivalents at the beginning of the year	1,452,985	1,234,596	1,000,953
Cash and cash equivalents at the end of the year	1,814,844	1,452,985	1,234,596
Supplemental disclosure of cash flow information
Cash paid for interest expenses on convertible debt /unsecured senior notes	(65,906)	(11,250)	(11,719)
Cash paid for income tax	(82,667)	(80,666)	(70,060)
Supplemental schedule of non-cash investing and financing activities
Property and equipment in accounts payable	3,985	4,693	5,258
Unpaid consideration for acquisitions	10,280		10,000
Consideration settled for acquisition (Note 10)		(10,000)
Alibaba
Changes in assets and liabilities, net of acquisition:
Accounts receivable due	(68,286)	(13,032)	(8,028)
Other related parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due	54,699	28,362	(103,982)
SINA
Changes in assets and liabilities, net of acquisition:
Amount due from SINA	148,943	(90,129)	(48,687)
Cash flows from investing activities:
Loan to SINA	(473,777)	(233,884)	(149,460)
Repayment of loan by SINA	181,697	43,567	101,060
Cash flows from financing activities:
Repayment of loan from SINA			(2,000)
Third parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due	$ (75,685)	$ (115,086)	$ (109,654)